[logo] PIONEER
       Investments(R)







                                                 January 4, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Short Term Income Fund (the "Fund")
     (File Nos. 333-114423 and 811-21558)


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information relating to the offering of the Fund's Class A, Class B, Class C and Class Y shares that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in Post-Effective Amendment No. 9 to the Fund's registration statement on Form N-1A filed electronically with the Commission on December 23, 2011 (Accession No. 0001286364-11-000010).

     If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4388.

                                           Very truly yours,


                                           /s/ Daniel J. Hynes
                                               Daniel J. Hynes
                                               Senior Legal Product Manager

cc:  Jeremy B. Kantrowitz, Esq.
     Toby R. Serkin, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."